Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 2,081	$ 3,574	$ 12,945	$ 6,875
Restricted deposit	44	60	40	45
Trade receivables	43	77
Other accounts receivable	815	131	699	2,904
Inventory	660	668
Current asset, total	3,643	4,510	13,684	9,824
NON-CURRENT ASSETS:
Intangible asset, net	4,474	4,717
Investment in company account for at equity	893	591	659
Investments in financial assets	849	730
Property and equipment, net	33	57	79	92
Non-current asset total	6,249	6,095	738	92
Assets, total	9,892	10,605	14,422	9,916
CURRENT LIABILITIES:
Trade payables	1,247	1,199	874	1,199
Other accounts payable	153	193	214	154
Warrants	1,714	2,737	10,252	359
Lease liability		27	45	45
Liabilities current, total	3,114	4,156	11,385	1,757
NON-CURRENT LIABILITIES:
Lease liability				18
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	58,898	58,592	58,547	58,541
Reserve from share-based payment transactions	5,248	5,180	4,980	4,331
Warrants	5,190	5,190	5,190	5,190
Foreign currency translation reserve	497	497	497	497
Transactions with non-controlling interests	712	559	559	559
Accumulated deficit	(66,449)	(63,569)	(66,736)	(60,977)
Total	4,096		3,037
Non-controlling interests	2,682
Total equity	6,778	6,449	3,037	8,141
Total liabilities and equity	$ 9,892	$ 10,605	$ 14,422	$ 9,916